Financial Instruments (Details 2) - CAD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 26,986	$ 29,534
Cash [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	6,019	6,484
Demand Deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	11,887	13,898
Term Deposits [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	7,092	6,948
Trade receivables, net of provision [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,988	2,204
Trade receivables, net of provision [Member] | Currently due [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	1,035	857
Trade receivables, net of provision [Member] | Past due by 90 days or less, not impaired [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	940	1,315
Trade receivables, net of provision [Member] | Past due by greater than 90 days, not impaired [Member]
Disclosure of credit risk exposure [line items]
Maximum exposure to credit risk	$ 13	$ 32